UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Smithwood Advisers, L.P.
           -----------------------------------------------------
Address:   1999 Ave of the Stars,
           Suite 2040
           Los Angeles, CA 90067
           -----------------------------------------------------

Form 13F File Number: 028-11980
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Alexander Rogers
        -------------------------
Title:  Operations Manager
        -------------------------
Phone:  310 286 2929
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander Rogers                 Los Angeles, CA                  5/15/2007
--------------------                 ---------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           36
                                         -----------
Form 13F Information Table Value Total:     $432,596
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
3M Co.                         COM              88579y101     8667  113400 SH       SOLE              113400      0    0
AEP Industries                 COM              001031103    19297  448774 SH       SOLE              448774      0    0
Altria Group                   COM              02209s103    47602  542100 SH       SOLE              542100      0    0
American Express               COM              025816109    62040 1100000 SH       SOLE             1100000      0    0
Assisted Living Concepts       COM              04544x102    36830 3121200 SH       SOLE             3121200      0    0
Atlas Air Worldwide            COM              049164205    34275  650000 SH       SOLE              650000      0    0
Augusta Resource Corp          COM              050912203     1720  895600 SH       SOLE              895600      0    0
Burlington Northern Santa Fe   COM              12189t104     8043  100000 SH       SOLE              100000      0    0
Cellcom Israel                 COM              m2196u109    13149  720900 SH       SOLE              720900      0    0
Cheniere Energy                COM              16411r208    15525  500000 SH       SOLE              500000      0    0
Chipmos Technologies Bermuda   COM              g2110r106     6910 1000000 SH       SOLE             1000000      0    0
Dade Behring                   COM              23342j206     9239  210694 SH       SOLE              210694      0    0
Gemstar-TV Guide International COM              36866w106       21    5000 SH       SOLE                5000      0    0
Genesco Inc                    COM              371532102     4153  100000 SH       SOLE              100000      0    0
Geoeye Inc                     COM              37250w108     3228  180557 SH       SOLE              180557      0    0
Hayes Lemmerz                  COM              420781304     3050  417200 SH       SOLE              417200      0    0
IHOP Corp                      COM              449623107    23460  400000 SH       SOLE              400000      0    0
Insite Vision Inc              COM              457660108       42   29000 SH       SOLE               29000      0    0
IPSCO Inc                      COM              462622101    15173  115475 SH       SOLE              115475      0    0
Ligand Pharmaceutical          COM              53220k207     4099  406600 SH       SOLE              406600      0    0
Mueller Water Products Series  COM              624758207     7410  553368 SH       SOLE              553368      0    0
B
New York Stock Exchange        COM              62949w103     8846  105440 SH       SOLE              105440      0    0
Nexcen Brands                  COM              653351106    14880 1500000 SH       SOLE             1500000      0    0
Norfolk Southern Corp          COM              655844108     5060  100000 SH       SOLE              100000      0    0
Owens Corning Inc              COM              690742101      586   18400 SH       SOLE               18400      0    0
Ryerson Inc                    COM              78375p107    38630  975000 SH       SOLE              975000      0    0
Sunrise Senior Living Inc      COM              86768k106     3952  100000 SH       SOLE              100000      0    0
Superior Essex                 COM              86815v105     3467  100000 SH       SOLE              100000      0    0
Union Pacific                  COM              907818108    10155  100000 SH       SOLE              100000      0    0
USG Corp.                      COM              903293405     9336  200000 SH       SOLE              200000      0    0
Northwestern w exp 11/01/2007  WTS              668074115     5480  456683 SH       SOLE              456683      0    0
Allied Capital Corp            OPT              01903q958      138    1000 SH  PUT  SOLE                1000      0    0
Russell 2000 I-Share           OPT              4642878pb     1620   10000 SH  PUT  SOLE               10000      0    0
USANA Health                   OPT              90328m957     1130    1000 SH  PUT  SOLE                1000      0    0
Cheniere Energy                OPT              16411r908     5070    6000 SH  CALL SOLE                6000      0    0
Clear Channel Communications   OPT              18451c959      315    2000 SH  CALL SOLE                2000      0    0